Investment Strategy - AB US Research Advanced ETF	Jul. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”). The Adviser seeks to achieve the Fund’s investment objective by employing a research-driven, rules-based portfolio construction process that combines the Adviser’s fundamental equity research with quantitative tools designed to analyze expected return. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. companies. A company is considered to be a U.S. company if: (i) the company is domiciled or organized in the U.S.; (ii) the company has securities that are traded principally in the U.S.; or (iii) the company conducts a substantial part of its economic activities in the U.S. The Fund may also invest in non-U.S. companies.
The Adviser’s rules-based process integrates both fundamental and quantitative inputs to construct a diversified portfolio of equity securities.
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Fundamental Inputs. Fundamental inputs consist of equity securities representing overweight positions in the Adviser’s value, core, and growth investment strategies. These inputs are designed to reflect the results of the Adviser’s fundamental investment research.

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Quantitative Inputs. Quantitative inputs are derived from a proprietary model that generates expected‑return scores for all securities in the eligible investment universe based on factor exposures such as quality/profitability, value, and momentum. These inputs are designed to reflect the Adviser’s research into factor exposures and their long-term effects on investment returns.

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Optimization. To manage risk and optimize the portfolio, the Adviser then applies an optimization process that evaluates the fundamental inputs, quantitative return opportunities, and diversification characteristics. Individual security weights are generally managed within specified ranges relative to S&P 500 Index weights, with certain limits on sector and factor exposures. The Fund may also hold securities selected by the Adviser primarily for their contribution to overall portfolio diversification or risk characteristics rather than for their standalone return potential.

The Fund expects to invest primarily in large-capitalization companies, which are currently defined as companies that generally have market capitalizations of at least $2 billion. While its assets are expected to be invested primarily in equity securities of large-capitalization companies, the Fund may also invest in equity securities of small- and mid-capitalization companies.
The Fund is non-diversified under the Investment Company Act of 1940, as amended, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund expects to invest primarily in large-capitalization companies, which are currently defined as companies that generally have market capitalizations of at least $2 billion. While its assets are expected to be invested primarily in equity securities of large-capitalization companies, the Fund may also invest in equity securities of small- and mid-capitalization companies.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Adviser’s rules-based process integrates both fundamental and quantitative inputs to construct a diversified portfolio of equity securities.
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Fundamental Inputs. Fundamental inputs consist of equity securities representing overweight positions in the Adviser’s value, core, and growth investment strategies. These inputs are designed to reflect the results of the Adviser’s fundamental investment research.

•
Quantitative Inputs. Quantitative inputs are derived from a proprietary model that generates expected‑return scores for all securities in the eligible investment universe based on factor exposures such as quality/profitability, value, and momentum. These inputs are designed to reflect the Adviser’s research into factor exposures and their long-term effects on investment returns.

•
Optimization. To manage risk and optimize the portfolio, the Adviser then applies an optimization process that evaluates the fundamental inputs, quantitative return opportunities, and diversification characteristics. Individual security weights are generally managed within specified ranges relative to S&P 500 Index weights, with certain limits on sector and factor exposures. The Fund may also hold securities selected by the Adviser primarily for their contribution to overall portfolio diversification or risk characteristics rather than for their standalone return potential.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. companies.